CONTRACTUAL OBLIGATIONS (Narrative) (Details)							1 Months Ended					5 Months Ended	12 Months Ended
	Jan. 31, 2023 Shares	Dec. 01, 2022 Shares	Nov. 13, 2022 $ / shares	Nov. 13, 2022 USD ($) Shares	Apr. 11, 2022 USD ($) shares	Feb. 11, 2022 Shares	Sep. 22, 2022 USD ($) shares	Apr. 23, 2021 CAD ($) shares	Apr. 23, 2021 USD ($) shares	Jan. 21, 2021 Shares	Nov. 17, 2020 Shares	Apr. 28, 2021 USD ($) Shares	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Disclosure Of Contractual Obligation [Line Items]
Research and development expense													$ 1,180,010		$ 4,999,944	$ 12,180,938
License agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Signing fee									$ 100,000
Option fees paid									$ 15,000
Signing fee, net of option fees paid								$ 105,502
Signing fee, shares issued | shares								12,600	12,600
Percentage of royalties on net sales under $1 billion								3.00%	3.00%
Percentage of royalties on net sales over $2 billion								4.50%	4.50%
Description of sublicensee revenue of royalty payment accrues								royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter.	royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter.
Annual minimum royalties - Years 1 and 2
Annual minimum royalties - Year 3								5,000
Annual minimum royalties - Year 4								15,000
Annual minimum royalties - Year 5								35,000
Annual minimum royalties - Year 6 and thereafter								50,000
Annual minimum royalties after first commercial sale								250,000
Licensing agreement - prior to any sublicensing agreements, joint ventures or change of control [Member]
Disclosure Of Contractual Obligation [Line Items]
Milestone payments upon dosing first patient in Phase I trial								10,000
Milestone payments upon dosing first patient in the first Phase II trial								50,000
Milestone payments upon dosing first patient in the first Phase III trial								250,000
Milestone payments upon first commercial sale of each clinical indication								2,000,000
Licensing agreement - after any sublicensing agreements, joint ventures or change of control [Member]
Disclosure Of Contractual Obligation [Line Items]
Milestone payments upon dosing first patient in the first Phase II trial								250,000
Milestone payments upon dosing first patient in the first Phase III trial								500,000
Milestone payments upon first commercial sale of each clinical indication								$ 2,000,000
Independent Contractor Agreement [Member] | Chief Operating Officer [Member]
Disclosure Of Contractual Obligation [Line Items]
Annual salary							$ 104,000
Independent Contractor Agreement [Member] | On the grant date [Member]
Disclosure Of Contractual Obligation [Line Items]
Vesting percentage							25.00%
Independent Contractor Agreement [Member] | On the third anniversary of the grant date [Member]
Disclosure Of Contractual Obligation [Line Items]
Vesting percentage							75.00%
Independent contractor agreement to serve as Chief Medical Officer [Member]
Disclosure Of Contractual Obligation [Line Items]
Signing bonus of independent contractor agreement				$ 35,000			$ 45,000
Annual salary				$ 205,000			$ 180,000
Number of options granted | Shares				60,000
Exercise price, share options granted | $ / shares			$ 8.25
Number of addition restricted stock issued for compensation | shares							100,000
Karl Deisseroth Agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Monthly fee authorized by Board of Directors					$ 4,167
Shares issued to a consultant | shares					5,000
Scientific advisory board agreements [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares											26,000
Number of RSUs granted | Shares						12,000
Number of options cancelled | Shares										4,000
Scientific advisory board agreements [Member] | Bottom of range [Member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate					$ 150
Scientific advisory board agreements [Member] | Top of range [Member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate					$ 160
Consulting agreements [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares												60,400
Number of options cancelled | Shares	32,000	32,000
Consulting agreements [Member] | Bottom of range [Member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate												$ 30		$ 400
Consulting agreements [Member] | Top of range [Member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate												$ 600		$ 600